Benefit Plans - Asset Allocation for the Pension Plan by Asset Category (Details)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	100.00%	100.00%
Equity securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	85.00%	83.00%
Fixed income and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	15.00%	17.00%